Statement of consolidated changes in equity - BRL (R$) R$ in Millions	Issued capital [member]	Capital Reserve And Treasury Shares [Member]	Capital reserve / Long-term Incentive Plans [member]	Statutory reserve [member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional Dividends Proposed [Member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
As of December 31, 2023 at Dec. 31, 2021	R$ 8,043	R$ (35)	R$ 32	R$ 473	R$ 1,018	R$ 644	R$ 1,350	R$ (488)	R$ (3,170)		R$ 7,867	R$ (1,662)	R$ 6,205
Comprehensive income for the year:
Loss for the year										(336)	(336)	(485)	(821)
Exchange variation of foreign sales hedge, net of taxes									2,650		2,650	197	2,847
Fair value of cash flow hedge, net of taxes									293		293		293
Actuarial gain with post-employment benefits, net of taxes									10		10		10
Foreign subsidiaries currency translation adjustment									(1,902)		(1,902)	96	(1,806)
Total Comprehensive income for the period									1,051	(336)	715	(192)	523
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(27)	27
Long term incentive plan, net of taxes			7								7		7
Fair value adjustments of non-controlling subsidiaries												610	610
Exchange variation in hyperinflationary economy, net of taxes									70		70		70
Equity valuation adjustments			7						43	27	77	610	687
Contributions and distributions to shareholders:
Incentive long term plan payments with treasury shares		13									13		13
SUDENE tax incentive supplement					109					(109)
Non-controlling interest in acquired entity												31	31
Additional dividends approved in the board meeting							(1,350)				(1,350)		(1,350)
Proposed dividends												(1)	(1)
Absorption of losses						(418)				418
Total contributions to shareholders		13			109	(418)	(1,350)			309	(1,337)	30	(1,307)
As of December 31, 2024 at Dec. 31, 2022	8,043	(22)	39	473	1,127	226		(488)	(2,076)		7,322	(1,214)	6,108
Comprehensive income for the year:
Loss for the year										(4,579)	(4,579)	(311)	(4,890)
Exchange variation of foreign sales hedge, net of taxes									3,482		3,482	374	3,856
Fair value of cash flow hedge, net of taxes									150		150		150
Actuarial gain with post-employment benefits, net of taxes									(85)		(85)		(85)
Foreign subsidiaries currency translation adjustment									(2,373)		(2,373)	(91)	(2,464)
Total Comprehensive income for the period													(3,433)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(15)	15
Long term incentive plan, net of taxes			(2)								(2)		(2)
Fair value adjustments of trade accounts receivable, net of taxes									5		5		5
Exchange variation in hyperinflationary economy, net of taxes									60		60		60
Equity valuation adjustments			(2)						50	15	63		63
Contributions and distributions to shareholders:
Incentive long term plan payments with treasury shares		12									12		12
Proceeds from sale of non-controlling interests												316	316
Capital increase from controlling interests												168	168
Other												(5)	(5)
Acquisition of subsidiary with non-controlling interests												62	62
Proposed dividends												(12)	(12)
Absorption of losses				(473)	(1,127)	(226)				1,826
Total contributions to shareholders		12		(473)	(1,127)	(226)				1,826	12	529	541
Total Comprehensive income for the period									1,174	(4,579)	(3,405)	(28)	(3,433)
As of December 31, 2024 at Dec. 31, 2023	8,043	(10)	37					(488)	(852)	(2,738)	3,992	(713)	3,279
Comprehensive income for the year:
Loss for the year										(11,320)	(11,320)	(732)	(12,052)
Exchange variation of foreign sales hedge, net of taxes									(3,853)		(3,853)	(267)	(4,120)
Fair value of cash flow hedge, net of taxes									(167)		(167)	(12)	(179)
Actuarial gain with post-employment benefits, net of taxes									58		58		58
Foreign subsidiaries currency translation adjustment									6,672		6,672	10	6,682
Total Comprehensive income for the period													(9,643)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes									(10)	10
Realization of deemed cost of jointly controlled investment, net of taxes									(1)	1
Long term incentive plan, net of taxes			(14)								(14)		(14)
Fair value adjustments of trade accounts receivable, net of taxes									(1)		(1)		(1)
Exchange variation in hyperinflationary economy, net of taxes									18		18		18
Others									(180)	5	(175)		(175)
Equity valuation adjustments			(14)						(174)	16	(172)		(172)
Contributions and distributions to shareholders:
Capital increase from controlling interests												2,386	2,386
Dividends-lapse of statute of limitation										8	8		8
Sale of investment in subsidiary												(168)	(168)
Total contributions to shareholders										8	8	2,218	2,226
Total Comprehensive income for the period									2,710	(11,320)	(8,610)	(1,001)	(9,611)
As of December 31, 2024 at Dec. 31, 2024	R$ 8,043	R$ (10)	R$ 23					R$ (488)	R$ 1,684	R$ (14,034)	R$ (4,782)	R$ 504	R$ (4,278)